SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)				6 Months Ended
	Feb. 19, 2026 $ / shares	Apr. 28, 2025 $ / shares	Apr. 01, 2023 GBP (£)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 USD ($)	Feb. 18, 2026 $ / shares	Jan. 22, 2026 $ / shares	Dec. 31, 2025 $ / shares	Oct. 20, 2025 $ / shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Conversion ratio	35	0.04
Common stock par value, per share | $ / shares	$ 0.875	$ 0.001		$ 0.875			$ 0.025	$ 0.025	$ 0.875	$ 0.025
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			25.00%
Warrants outstanding | shares				16,543
Warrant exercisable price | $ / shares				$ 189
Share price | $ / shares				$ 0.4596
Gain (loss) on foreign currency transactions | $				$ 137,213		$ (142,028)
Financial services compensation scheme				113,000	£ 85,000
Interest and penalties | $				0		0
UK
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total unprotected cash in bank | $				$ 5,350,000		$ 516,000
United Kingdom
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Standard VAT (as percent)				20.00%	20.00%
Small profits rate of corporation tax			19.00%
Maximum amount of profits for small profits rate of corporation tax			£ 50,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			25.00%
Corporation Tax Main Rate Threshold, Taxable Profit			£ 250,000
Marginal Relief rate of corporate tax, minimum			19.00%
Marginal Relief rate of corporate tax, maximum			25.00%
Corporation Tax Marginal Relief, Lower Threshold, Taxable Profit			£ 50,000
Corporation Tax Marginal Relief, Upper Threshold, Taxable Profit			£ 250,000
China | PRC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Uniform tax rate				25.00%	25.00%
JAPAN
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Standard VAT (as percent)				10.00%	10.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				30.60%	30.60%
Subsidiaries and consolidated variable interest entities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Applicable value added tax rates				6.00%	6.00%